Contributed Equity - Schedule of Movements in Share Capital (Details)	6 Months Ended
	Dec. 31, 2025 AUD ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 AUD ($)
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Balance	$ (8,301,449)		$ (10,017,757)
Amount	65,248,181		16,387,602
Balance	46,467,039		(3,807,543)
Share issue transaction costs [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		$ 0
Issued Capital [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Balance	123,045,889		101,637,758
Amount	65,248,181		16,387,602
Balance	186,592,055		$ 117,457,171
Issued Capital [Member] | Share issue transaction costs [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Amount	$ (1,702,015)
1 July 2025 [Member] | Issued Capital [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Beginning Balance, Shares (in Shares) | shares	809,418,734
Balance	$ 123,045,889
25 July 2025 [Member] | Maxim Warrants Net Settlement [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		0.0882
25 July 2025 [Member] | Issued Capital [Member] | Maxim Warrants Net Settlement [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	1,057,000
Amount	$ 93,280
5 August 2025 [Member] | August PIPE [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		0.0412
5 August 2025 [Member] | Issued Capital [Member] | August PIPE [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	14,204,500
Amount	$ 585,576
20 August 2025 [Member] | ATM issue of shares No. 65 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		0.0229
20 August 2025 [Member] | Issued Capital [Member] | ATM issue of shares No. 65 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	650,000
Amount	$ 14,869
27 August 2025 [Member] | ATM issue of shares No. 66 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		0.0255
27 August 2025 [Member] | Issued Capital [Member] | ATM issue of shares No. 66 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	1,382,500
Amount	$ 35,243
12 September 2025 [Member] | ATM issue of shares No. 67 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		0.0255
12 September 2025 [Member] | Issued Capital [Member] | ATM issue of shares No. 67 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	8,576,000
Amount	$ 219,008
3 October 2025 [Member] | ATM issue of shares No. 68 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		0.0234
3 October 2025 [Member] | Issued Capital [Member] | ATM issue of shares No. 68 [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	82,012,000
Amount	$ 1,922,778
3 December 2025 [Member] | December PIPE - (Net of transaction costs) [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		0.0116
3 December 2025 [Member] | Issued Capital [Member] | December PIPE - (Net of transaction costs) [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	4,530,854,000
Amount	$ 52,660,499
10 December 2025 [Member] | Alumni Warrants Net Settlement [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price (in Dollars per share) | $ / shares		$ 0.0442
10 December 2025 [Member] | Issued Capital [Member] | Alumni Warrants Net Settlement [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Issue price, Shares (in Shares) | shares	219,841,000
Amount	$ 9,716,928
31 December 2025 [Member] | Issued Capital [Member]
Contributed Equity - Schedule of Movements in Share Capital (Details) [Line Items]
Ending Balance, Shares (in Shares) | shares	5,667,995,734
Balance	$ 186,592,055